FAIR VALUE AND RISK MANAGEMENT - Risk Management - Interest rate risk (Details) - Interest rate risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 04, 2020
Fixed interest rate
Risk Management
Percentage of debt	78.00%
Variable interest rate
Risk Management
Percentage of debt	22.00%
2021 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.43%
2023 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.964%
2024 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	0.272%
2026 Term Loan | Variable interest rate
Risk Management
Effective interest rate (in percent)	1.105%
2027 Debentures
Risk Management
Effective interest rate (in percent)			2.964%
2027 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	2.096%
2030 Debentures | Fixed interest rate
Risk Management
Effective interest rate (in percent)	1.045%
Secured Debt
Risk Management
Borrowings, adjustment to interest rate basis		0.09%
Borrowings, interest rate basis	US prime rate